Fair Value Measurements And Disclosure (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements And Disclosure
Long-Term Debt And Other Financial Instruments [Table Text Block]
	December 31, 2018		December 31, 2017
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures[1]	$171,529	$172,287	$162,526	$171,938
Commercial paper	3,048	3,048	-	-
Bank borrowings	4	4	2	2
Capitalized leases	1,911	1,911	1,818	1,818
Investment securities	3,409	3,409	2,447	2,447
[1]	Includes credit agreement borrowings.

Fair Value Leveling [Table Text Block]
	December 31, 2018
	Level 1	Level 2	Level 3	Total
Equity Securities
Domestic equities	$1,061	$-	$-	$1,061
International equities	256	-	-	256
Fixed income equities	172	-	-	172
Available-for-Sale Debt Securities	-	870	-	870
Asset Derivatives
Cross-currency swaps	-	472	-	472
Foreign exchange contracts	-	87	-	87
Liability Derivatives
Interest rate swaps	-	(39)	-	(39)
Cross-currency swaps	-	(2,563)	-	(2,563)
Foreign exchange contracts	-	(2)	-	(2)

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Equity Securities
Domestic equities	$1,142	$-	$-	$1,142
International equities	321	-	-	321
Fixed income equities	-	152	-	152
Available-for-Sale Debt Securities	-	581	-	581
Asset Derivatives
Interest rate swaps	-	17	-	17
Cross-currency swaps	-	1,753	-	1,753
Liability Derivatives
Interest rate swaps	-	(31)	-	(31)
Cross-currency swaps	-	(1,290)	-	(1,290)

Unrealized Gain (Loss) on Investments [Table Text Block]
For the year ended December 31,	2018	2017	2016
Total gains (losses) recognized on equity securities	$(130)	$326	$96
Gains (losses) recognized on equity securities sold	50	303	4
Unrealized gains (losses) recognized on equity securities held at end of period	$(180)	$23	$92

Notional Amount Of Outstanding Derivative Positions [Table Text Block]
	2018	2017
Interest rate swaps	$3,483	$9,833
Cross-currency swaps	42,192	38,694
Foreign exchange contracts	2,094	-
Total	$47,769	$48,527

Effect Of Derivatives On The Consolidated Statements Of Income [Table Text Block]
Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2018	2017	2016
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$(12)	$(68)	$(61)
Gain (Loss) on long-term debt	12	68	61

Cash Flow Hedging Relationships
For the years ended December 31,	2018	2017	2016
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$(825)	$571	$1,061
Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	51	-	-
Other income (expense) - net reclassified from accumulated OCI into income	39	-	-
Interest rate locks:
Interest income (expense) reclassified from accumulated OCI into income	(58)	(60)	(59)